Financial instruments - Accounts receivable (Details) - Customer accounts receivable - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Customer receivable, Net	$ 157.6	$ 108.0
Accounts receivable written off directly to bad debt expense	0.0
Less than 30 days past billing date
Credit risk
Customer receivable, Net	121.3	97.4
30-60 days past billing date
Credit risk
Customer receivable, Net	27.5	3.0
61-90 days past billing date
Credit risk
Customer receivable, Net	7.2	2.3
More than 90 days past billing date
Credit risk
Customer receivable, Net	1.6	5.3
Cost/Gross amount
Credit risk
Customer receivable, Net	162.8	109.8
Allowance for doubtful accounts
Credit risk
Customer receivable, Net	$ (5.2)	$ (1.8)	$ (2.9)